Shareholders Equity - Share options (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating costs
Shareholders Equity
Equity-settled share based payments	€ 1,364	€ 1,860
General and administrative costs
Shareholders Equity
Equity-settled share based payments	1,089	1,644
Research and development costs
Shareholders Equity
Equity-settled share based payments	€ 275	€ 216